15. Other Operating Income and Expense	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other Operating Income and Expense

Miscellaneous non-interest income for the years ended December 31, 2020, 2019 and 2018 included the following items:

(Dollars in thousands)
	2020	2019	2018
Visa debit card income	$4,237	4,145	3,911
Bank owned life insurance income	380	383	384
Gain (loss) on sale of premises and equipment	-	(239)	544
Other	1,315	1,320	1,354
	$5,932	5,609	6,193

Other non-interest expense for the years ended December 31, 2020, 2019 and 2018 included the following items:

(Dollars in thousands)
	2020	2019	2018
ATM expense	$567	579	542
Consulting	1,078	972	1,012
Data processing	635	616	466
Deposit program expense	426	515	586
Dues and subscriptions	538	421	421
FHLB advance prepayment penalty	1,100	-	-
Internet banking expense	729	681	603
Office supplies	538	467	503
Telephone	794	802	678
Other	2,139	2,921	2,834
	$8,544	7,974	7,645